Provisions (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions
Pension liabilities	kr 82	kr 83	kr 80	kr 40
Long term employee benefit	8	6
Off balance, expected credit losses	9	4
Total	kr 99	kr 93